DERIVATIVE LIABILITIES (Details)	Jun. 26, 2021 shares
Derivative Instruments and Hedging Activities Disclosure [Abstract]
September Bought Deal Equity Financing	7,840,909	[1],[2]
December Bought Deal Equity Financing	13,640,000	[1],[3]
March 2021 Private Placement	50,000,000	[4]
Total	71,480,909

[1]	Measured based on Level 1 inputs on the fair value hierarchy since there are quoted prices in active markets for these warrants. The Company used the closing price of the publicly-traded warrants to estimate fair value of the derivative liability at issuance and at each reporting date.
[2]	On September 27, 2018, the Company completed a bought deal financing (the"September Offering") of 15,681,818 units (the "September Units") at a price of C$5.50 per September Unit (the "September Issue Price"). Each September Unit consisted of one Subordinate Voting Share and one-half of one share purchase warrant of the Company (each whole share purchase warrant, a "September Warrant"). Each September Warrant entitles the holder to acquire, one Subordinate Voting Share at an exercise price of C$6.87 for a period of 36 months following the closing of the September Offering.
[3]	On December 5, 2018, the Company completed a bought deal financing (the "December Offering") of 13,640,000 units (the "December Units") at a price of C$5.50 per December Unit (the "December Issue Price"). Each December Unit consisted of one Subordinate Voting Share and one share purchase warrant of the Company ("December Warrant"). Each December Warrant entitles the holder thereof to acquire one Subordinate Voting Share at an exercise price of C$6.87 until September 27, 2021.
[4]	During the year ended June 26, 2021, the Company issued 50,000,000 warrants for Subordinate Voting Shares with an exercise price of C$0.50 per warrant and an expiration date of March 27, 2024. The exercise price of the warrants was denominated in a price other than the Company's functional currency. In accordance with ASC 815, a share warrant denominated in a price other than the functional currency of the Company fails to meet the definition of equity. Accordingly, such a contract or instrument would be accounted for as derivative liabilities and measured at fair value with changes in fair value recognized in the Consolidated Statements of Operations.